Stockholders' Deficit	12 Months Ended
Jun. 30, 2016
Equity [Abstract]
Stockholders' Deficit

NOTE 9 – STOCKHOLDERS’ DEFICIT

On July 1, 2015, the Company issued 75,000 shares of its common stock valued at $75,000 to an employee as a signing bonus.

On July 15, 2015, the board of directors approved the issuance of 1,587,500 stock options to employees to be utilized on a performance and retention basis.

On September 30, 2015, the Company issued 50,000 shares of its common stock valued by the Company’s board of directors at $50,000 to PIMCO as a loan fee in consideration of the additional $500,000 draw-down on the PIMCO Note Payable that was funded on October 20, 2015. (See Note 5-Note Payable).

On November 17, 2015, the Company issued options to purchase 215,000 shares of stock to six employees for services rendered. (See Note 10-Commitments and Contingencies-Stock Incentive Plan)

On February 23, 2016, the Company issued 50,000 shares of common stock to an employee and 50,000 shares of common stock to a consultant as part of their former agreements with XFit Brands. The shares were valued at $60,000.

On April 18, 2016, the Company issued 10,000 shares of its common stock valued at $9,000 to an employee as a signing bonus.

On May 18, 2016, the Company issued 100,000 shares of its common stock valued at $60,000 to an investor relations company for services rendered.

On May 19, 2016, the Company issued 5,307 shares of its common stock valued at $3,200 to a marketing consultant for services rendered.

On May 24, 2016, the Company issued 200,000 shares of its common stock valued at $60,000 to an investor pursuant to an equity purchase agreement.

On May 25, 2016, the Company issued 10,000 shares of its common stock valued at $6,000 to a marketing company for services rendered.

On June 1, 2016, the Company issued 25,000 shares of its common stock valued at $15,000 to an investor relations company for services rendered.

On June 21, 2016, the Company issued 250,000 shares of its common stock valued at $56,250 to an investor pursuant to an equity purchase agreement.